Share-Based Compensation	12 Months Ended
Mar. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

10. Share-based compensation

As of March 31, 2017, the Company has four share-based compensation plans and an employee stock purchase plan, which are more fully described below.

Prior to the IPO, the Company granted share-based awards under three share option plans which are the Mimecast Limited 2007 Key Employee Share Option Plan (the 2007 Plan), the Mimecast Limited 2010 EMI Share Option Scheme (the 2010 Plan), and the Mimecast Limited Approved Share Option Plan (the Approved Plan) (the 2007 Plan, the 2010 Plan and the Approved Plan, collectively, the Historical Plans).

Upon the closing of the IPO, the Mimecast Limited 2015 Share Option and Incentive Plan (the 2015 Plan) and the 2015 Employee Stock Purchase Plan (the ESPP) became effective. Subsequent to the IPO, grants of share-based awards have been made under the 2015 Plan and no further grants under the Historical Plans are permitted.

The 2015 Plan was adopted by the Board on September 2, 2015, approved by our shareholders on November 4, 2015 and became effective on the date of the Company’s IPO. The 2015 Plan allows the compensation committee to make equity-based incentive awards to our officers, employees, non-employee directors and consultants. Initially a total of 5,500,000 ordinary shares were reserved for the issuance of awards under the 2015 Plan. This number is subject to adjustment in the event of a share split, share dividend or other change in our capitalization. The 2015 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2016, by 5% of the outstanding number of ordinary shares on the immediately preceding December 31 or such lesser number of shares as determined by the Board. The number of options available for future grant under the 2015 Plan as of March 31, 2017 was 6,420,116.

In September 2015, the Board adopted the ESPP which was approved by our shareholders on November 4, 2015. The ESPP initially reserves and authorizes for issuance a total of 1,100,000 ordinary shares. This number is subject to adjustment in the event of a share split, share dividend or other change in our capitalization. Participating employees of the Company may purchase ordinary shares during pre-specified purchase periods at a price equal to the lesser of 85% of the fair market value of an ordinary share of the Company at the beginning of the purchase period or 85% of the fair market value of an ordinary share of the Company at the end of the purchase period. The Board has authorized that the first six-month offering period under the ESPP will commence on July 1, 2017.

Under the 2015 Plan, the share option price may not be less than the fair market value of the ordinary shares on the date of grant and the term of each share option may not exceed 10 years from the date of grant. Share options typically vest over 4 years, but vesting provisions can vary based on the discretion of the Board. The Company settles share option exercises under the 2015 Plan through newly issued shares. The Company’s ordinary shares underlying any awards that are forfeited, canceled, withheld upon exercise of an option, or settlement of an award to cover the exercise price or tax withholding, or otherwise terminated other than by exercise will be added back to the shares available for issuance under the 2015 Plan.

Under the Historical Plans, share-based awards have a term of 10 years from the date of grant and typically vest over 4 years, however, vesting provisions could vary based on the discretion of the Board. Subsequent to the Company’s IPO, the Company’s ordinary shares underlying any awards issued under the Historical Plans that are forfeited, canceled, withheld upon exercise of an option, or settlement of an award to cover the exercise price or tax withholding, or otherwise terminated other than by exercise will be not be added back to the shares available for issuance under the Historical Plans.

Certain awards granted by the Company under the Historical Plans are subject to service-based vesting conditions and a performance-based vesting condition based on a liquidity event, defined as either a change of control or an IPO. As a result, no compensation cost related to share-based awards with these performance conditions had been recognized through the date of the Company’s IPO, which occurred in November 2015, as the Company had determined that a liquidity event was not probable. Upon the IPO, 100% of the unvested portion of options granted under the Historical Plans prior to May 13, 2014 became vested. For options issued to employees other than those in the Company’s U.S. subsidiary, 25% of the vested shares underlying options became exercisable immediately upon the listing, 50% of the vested shares underlying options became exercisable 12 months following the date of the listing, and 25% of the vested shares underlying options will become exercisable 24 months following the date of the listing. Since the closing of the IPO, the Company has recognized expense for these awards using the accelerated attribution method over the remaining service period. Options granted on or after May 13, 2014 under the 2010 Plan, and the Approved Plan shall continue vesting as set forth in the option award agreements and the Approved Plan shall continue vesting as set forth in the option award agreements. In certain situations, the Board has approved modifications to employee share option agreements, including the removal of exercise restrictions for share options for which the service based vesting has been satisfied which resulted in additional share-based compensation expense. The total modification expense in the years ended March 31, 2017, 2016 and 2015 was $3.0 million, $1.4 million and $4.2 million, respectively.

Share-based compensation expense recognized under the 2015 Plan and Historical Plans in the accompanying consolidated statements of operations was as follows:

	Year ended March 31,
	2017	2016	2015
Cost of revenue	$1,353	$633	$151
Research and development	1,873	1,711	544
Sales and marketing	4,719	3,180	1,684
General and administrative	2,349	2,362	3,047
Total share-based compensation expense	$10,294	$7,886	$5,426

Share option activity under the 2015 Plan and Historical Plans for the year ended March 31, 2017 was as follows:

	Number of Awards	Weighted Average Exercise Price (3)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding as of March 31, 2016	8,069,866	$5.00	7.16	$38,541
Options granted	2,421,000	$20.22
Options exercised	(1,656,930)	$2.70
Options forfeited and cancelled	(152,675)	$7.69
Outstanding as of March 31, 2017	8,681,261	$9.58	7.44	$111,178
Exercisable as of March 31, 2017	3,367,783	$3.53	5.40	$63,506
Exercisable and expected to be exercisable as of March 31, 2017 (2)	8,349,271	$9.35	7.37	$108,885

(1)

As of March 31, 2017 and 2016, the aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ exchange on March 31, 2017 and 2016 respectively, and the exercise price of the underlying options.

(2)

This represents the number of exercisable options plus the number of options expected to become exercisable as of March 31, 2017 based on the options outstanding as of March 31, 2017 adjusted for estimated forfeitures.

(3)

Certain of the Company’s option grants have an exercise price denominated in British pounds. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and cancelled was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or cancellation, as appropriate.

The total intrinsic value of options exercised was $24,824, $8,198 and $5,112 for the years ended March 31, 2017, 2016 and 2015, respectively. Total cash proceeds from such option exercises were $4,476, $885 and $632 for the years ended March 31, 2017, 2016 and 2015, respectively.

As of March 31, 2017, there was approximately $26.9 million of unrecognized share-based compensation expense, net of estimated forfeitures, related to unvested share-based awards subject to service-based vesting conditions, which is expected to be recognized over a weighted-average period of 3.39 years. The total unrecognized share-based compensation cost will be adjusted for future changes in estimated forfeitures.

As of March 31, 2017, there was approximately $0.5 million of unrecognized share-based compensation expense, net of estimated forfeitures, related to unvested share-based awards, subject to both service-based vesting conditions and a performance-based vesting condition based on a liquidity event, which occurred upon the Company’s IPO. The unrecognized share-based compensation related to these awards are expected to be recognized over a weighted-average period of 1.11 years.

In November 2015, the Company granted restricted share units (RSUs) to two of its Directors in the amount of 25,000 and 20,000, respectively. The RSU in the amount of 25,000 vests over three years on a monthly basis. The RSU in the amount of 20,000 cliff vested over a five month period and was fully vested in the first quarter of fiscal 2017. In October 2016, the Company granted RSUs to two of its Directors totaling 14,190 which cliff vest over a 12 month period. RSU activity under the 2015 Plan for the year ended March 31, 2017 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value	Intrinsic Value
Unvested restricted share units as of March 31, 2016	42,224	$10.00	$412
Restricted share units granted	14,190	$21.14	300
Restricted share units vested	(28,328)	$10.00	330
Restricted share units canceled	—	$—	—
Unvested restricted share units as of March 31, 2017	28,086	$15.63	$629

As of March 31, 2017, there was approximately $0.3 million of unrecognized share-based compensation expense related to unvested RSUs, which is expected to be recognized over a weighted-average period of 1.04 years.